SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	6 Months Ended
Jun. 30, 2022
Cash Flow Statement [Abstract]
Disclosure Of Interest And Income Taxes Paid

	For the three-month period ended June 30		For the six-month period ended June 30
US$ MILLIONS	2022	2021	2022	2021
Interest paid	$136	$76	$203	$127
Income taxes paid	$32	$34	$242	$145

Disclosure Of Changes In Non-cash Working Capital
Details of “Changes in non-cash working capital, net” on the unaudited interim condensed and consolidated statements of cash flows are as follows:

	For the three-month period ended June 30		For the six-month period ended June 30
US$ MILLIONS	2022	2021	2022	2021
Accounts receivable	$(25)	$(16)	$(44)	$(56)
Accounts payable and other	85	32	39	(5)
Changes in non-cash working capital, net	$60	$16	$(5)	$(61)